Supplemental Balance Sheet Information - Schedule of Capitalization (Details) - shares	Jun. 30, 2022	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Shares Authorized	15,800,000,000		15,800,000,000	15,800,000,000
Common Stock, Shares, Issued	1,779,814,217	4,051,107	1,690,990,815	1,289,014,925
Common Stock, Shares, Outstanding	1,635,634,269		1,611,392,152	1,288,595,876
Common Class A [Member]
Common Stock, Shares Authorized	10,500,000,000		10,500,000,000	10,500,000,000
Common Stock, Shares, Issued	1,095,736,657	5,749,957	1,326,146,808	974,224,443
Common Stock, Shares, Outstanding	1,000,569,264		1,273,976,963	974,166,577
Common Class B [Member]
Common Stock, Shares Authorized	4,500,000,000		4,500,000,000	4,500,000,000
Common Stock, Shares, Issued	396,077,560		364,844,007	314,790,482
Common Stock, Shares, Outstanding	347,065,005		337,415,189	314,429,299
Common Class C [Member]
Common Stock, Shares Authorized	800,000,000		800,000,000	800,000,000
Common Stock, Shares, Issued	288,000,000		0	0
Common Stock, Shares, Outstanding	288,000,000		0	0